Basis of preparation and material accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Compliance with International Financial Reporting Standards	Compliance with International Financial Reporting Standards
Our interim condensed consolidated financial statements have been prepared on the basis of the policies set out in the 2025 annual financial statements except for those related to certain amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’ as set
out below. They have also been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as adopted by the UK, IAS 34 ‘Interim Financial
Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the EU, and the
Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in HSBC’s financial position and performance since the end of 2025.
These interim condensed consolidated financial statements should be read in conjunction with the Annual Report and Accounts 2025, which was prepared in accordance with UK-adopted international accounting standards in conformity with the requirements of the Companies Act 2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. These interim condensed consolidated financial statements were also prepared in accordance with International Financial Reporting Standards (‘IFRS Accounting
Standards’) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.
At 30 June 2026, there were no IFRS Accounting Standards effective for the half-year to 30 June 2026 affecting these financial statements that were not approved for adoption in the UK by the UK Endorsement Board. There was no difference between IFRS Accounting Standards adopted by the UK, IFRS Accounting Standards as adopted by the EU, and IFRS Accounting Standards issued by the IASB in terms of their application to
HSBC.

Standards applied during the half-year to 30 June 2026	Standards applied during the half-year to 30 June 2026
On 1 January 2026 the Group adopted ‘Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and
IFRS 7’. In addition to guidance as to when certain financial liabilities can be deemed settled when using an electronic payment system, the amendments also provide further clarification regarding the classification of financial assets that contain contractual terms that change the timing or amount of contractual cash flows, including those arising from ESG-related contingencies, and financial assets with certain non-recourse features.
These amendments had no material effect on the Group.

Use of estimates and judgements	Use of estimates and judgements
Management believes that the critical estimates and judgements applicable to the Group are those that relate to impairment of amortised cost and
FVOCI debt financial assets, the valuation of financial instruments, deferred tax assets, provisions, interests in associates, impairment of goodwill and non-financial assets, and post-employment benefit plans. The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of goodwill in this financial year, but does consider this to be an area that is inherently judgemental.
There were no material changes in the current period to any of the critical estimates and judgements disclosed in 2025, which are stated on pages
66 and 300 to 311 of the Annual Report and Accounts 2025 on Form 20-F.

Future accounting developments	Future accounting developments
IFRS 18 ‘Presentation and Disclosure in Financial Statements’
In April 2024, the IASB issued IFRS 18 ‘Presentation and Disclosure in Financial Statements’, effective for annual reporting periods beginning on or after 1 January 2027. The new accounting standard aims to give users of financial statements more transparent and comparable information about an entity’s financial performance. It will replace IAS 1 ‘Presentation of Financial Statements’ but carries over many requirements from that IFRS
Accounting Standard unchanged. In addition, there are three sets of new requirements relating to the structure of the income statement, management-defined performance measures, and the aggregation and disaggregation of financial information.
While IFRS 18 will not change recognition criteria or measurement bases, it will have an impact on presenting information in the financial statements, in particular the income statement and to a lesser extent the cash flow statement. HSBC is currently evaluating impacts and ensuring data readiness is adequate in anticipation of implementation.
Amendments to IAS 28 ‘Investments in Associates and Joint Ventures’
In June 2026, the IASB issued ‘Amendments to the Fair Value Option for Investments in Associates and Joint Ventures – Amendments to IAS 28’,
applicable when an entity first applies IFRS 18. These narrow-scope amendments, which remain subject to adoption in both the UK and the EU, clarify that entities with a specified main business activity of investing in assets as assessed under IFRS 18 can elect to apply the fair value option to investments in associates and joint ventures. The Group is considering these amendments in the light of ongoing IFRS 18 preparatory work.
Going concern	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources.
These considerations include stressed scenarios that reflect the uncertainty in the macroeconomic environment, including: ongoing supply chain disruptions, uncertain inflation, rapidly-changing interest rates, the impact of the Russia-Ukraine war and conflict in the Middle East, varying pace of recovery in the Hong Kong CRE sector, heightened strategic competition between the US and China, ongoing and potential cross-border investment and trade restrictions, potential financial impact of trade and tariff policy developments, as well as the potential impacts from other top and emerging risks, including climate change, and the related impacts on profitability, capital and liquidity.